Cash and Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows:

	December 31, 2023	December 31, 2022
Cash and cash equivalents	19,378	26,027
Restricted cash	50	1,650
Restricted cash, non-current	5,500	4,800
Cash and cash equivalents and restricted cash	24,928	32,477